Cash And Cash Equivalent - Summary of Detailed Information About Cash And Cash Equivalents (Parenthetical) (Detail)	Jun. 30, 2020	Dec. 31, 2019
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Average deposit remuneration rate	102.70%
Average repurchase operations remuneration rate	103.80%	106.90%